LEASE RIGHTOFUSE ASSETS AND LEASE LIABILITIES (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
Total future minimum lease payments	$ 78,659	$ 83,582
Less imputed interest	(7,931)	(7,931)
PV of payments		75,651
Year ending August 31, 2023
Total future minimum lease payments	16,417	21,340
Year ending August 31, 2024
Total future minimum lease payments	21,340	21,340
Year ending August 31, 2025
Total future minimum lease payments	21,340	21,340
Year ending August 31, 2026
Total future minimum lease payments	19,562	$ 19,562
PV of payments	$ 70,728